Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Net sales:
Domestic	$ 980,559,538	$ 49,817,839	$ 877,360,038	$ 670,000,473
Export	691,886,610	35,151,660	508,539,112	395,118,117
Services income	8,673,002	440,636	11,130,569	8,974,642
Total of sales	1,681,119,150	85,410,135	1,397,029,719	1,074,093,232
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net	(21,418,997)	(1,088,203)	151,444,560	(331,314,343)
Cost of sales	1,199,511,561	60,941,810	1,004,204,880	865,822,221
Gross income	503,026,586	25,556,528	241,380,279	539,585,354
Other revenues, net	23,052,511	1,171,195	5,174,076	22,649,606
General expenses:
Distribution, transportation and sale expenses	23,774,354	1,207,868	21,889,670	25,231,240
Administrative expenses	134,321,481	6,824,273	119,939,454	112,653,533
Impairment of accounts receivables	582,855	29,613
Operating income	367,400,407	18,665,969	104,725,231	424,350,187
Financing income	31,557,122	1,603,276	16,165,853	13,749,255
Financing cost	(120,727,022)	(6,133,599)	(117,644,548)	(98,844,464)
Derivative financial instruments (cost) income, net	(22,258,613)	(1,130,860)	25,338,324	(14,000,987)
Foreign exchange gain (loss), net	23,659,480	1,202,032	23,184,122	(254,012,743)
Subtotal	(87,769,033)	(4,459,151)	(52,956,249)	(353,108,939)
Profit sharing in joint ventures and associates	1,527,012	77,581	360,440	2,135,845
Income before duties, taxes and other	281,158,386	14,284,399	52,129,422	73,377,093
Profit sharing duty, net	469,933,595	23,875,221	338,044,209	277,161,804
Income tax benefit	(8,355,372)	(424,499)	(5,064,168)	(12,640,369)
Total duties, taxes and other	461,578,223	23,450,722	332,980,041	264,521,435
Net (loss) income	(180,419,837)	(9,166,323)	(280,850,619)	(191,144,342)
Currency translation effect	846,191	42,991	(6,096,459)	21,386,903
Available-for-sale financial assets			5,564,130	207,817
Actuarial gains-employee benefits	222,545,556	11,306,543	12,038,710	106,277,761
Total other comprehensive results	223,391,747	11,349,534	11,506,381	127,872,481
Total comprehensive loss	42,971,910	2,183,211	(269,344,238)	(63,271,861)
Net loss attributable to:
Controlling interest	(180,374,350)	(9,164,013)	(280,844,899)	(191,645,606)
Non-controlling interest	(45,487)	(2,310)	(5,720)	501,264
Net (loss) income	(180,419,837)	(9,166,323)	(280,850,619)	(191,144,342)
Other comprehensive results attributable to:
Controlling interest	223,834,249	11,372,016	11,512,259	127,650,318
Non-controlling interest	(442,502)	(22,482)	(5,878)	222,163
Total other comprehensive results	223,391,747	11,349,534	11,506,381	127,872,481
Comprehensive (loss) income:
Controlling interest	43,459,899	2,208,003	(269,332,640)	(63,995,288)
Non-controlling interest	(487,989)	(24,792)	(11,598)	723,427
Total comprehensive loss	$ 42,971,910	$ 2,183,211	$ (269,344,238)	$ (63,271,861)